Leases (Details) - Schedule of committed to minimum lease payments	12 Months Ended
Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 1,499,106
Amount representing implicit interest	(254,636)
Lease obligations	1,244,470
Less than one year [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	338,754
One to two years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	373,137
Two to three years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	279,031
Three to four years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	218,632
Four to five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	114,611
More than five years [Member]
Leases (Details) - Schedule of committed to minimum lease payments [Line Items]
Total undiscounted lease liabilities	$ 174,941